Description of Organization and Business Operations (Details) - USD ($)																	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 19, 2024	Jul. 18, 2024	Jun. 18, 2024	May 18, 2024	Apr. 18, 2024	Feb. 28, 2024	Feb. 02, 2024	Jan. 18, 2024	Dec. 12, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 16, 2023	Mar. 15, 2023	Mar. 15, 2023	May 06, 2021	Mar. 19, 2021	Feb. 28, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Proceeds IPO																							$ 287,500,000
Transaction costs																						$ 16,309,469
Cash underwriting fees																						5,750,000
Deferred underwriting fees																				$ 10,062,500		10,062,500
Other offering costs																						$ 496,969
Percentage of held in trust account																				80.00%		80.00%
Public share price per share (in Dollars per share)																				$ 10		$ 10
Aggregate of share sold, percentage																				15.00%		15.00%
Redemption of public shares percentage																				100.00%		100.00%
Interest to pay dissolution expenses																				$ 100,000		$ 100,000
Initial public offering price per Unit (in Dollars per share)																				$ 10		$ 10
Price per share (in Dollars per share)																				$ 10		$ 10
Aggregate redemption amount																				$ 16,300,000		$ 16,300,000
Trust account																						6,200,000
Extension payment amount																				648,046		578,694
Additional extension payment		$ 11,559	$ 11,559	$ 11,559	$ 11,559
Aggregate equity value																				$ 250,000,000		$ 250,000,000
Private placement (in Shares)																				2,734,433		2,734,433
Purchase price (in Dollars per share)							$ 8
Aggregate investment amount																				$ 27,344,330		$ 27,344,330
Cash											$ 338,615									28,657	$ 338,615	306,034	348,749	$ 366,612
Working capital deficit																				6,959,912			$ 6,063,520
Withdraw amount from trust account																						289,000,000
Transaction costs																				16,309,469
Cash underwriting fees							$ 500,000													5,750,000
Other offering costs																				496,969
General operating expenses																						157,474
Operating expenses										$ 335,127	$ 76,974							$ 335,127			$ 76,974
Trust account																				$ 6,200,000
Aggregate shares (in Shares)																				763,144
Purchase amount																				$ 2,400,000
Deposited and held in trust account and payable in cash							$ 500,000
Shares of common stock (in Shares)							500,000
Post combination							$ 5,000,000
Deferred underwriting fee							$ 500,000
Franchise tax																				40,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate redemption amount																				$ 270,769,687		270,769,687
Trust account																						$ 21,467,825
PIPE [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share issued (in Shares)						2,287,464
Purchase price (in Dollars per share)						$ 10											$ 10
Aggregate investment amount						$ 22,874,640
Agreed to purchase (in Shares)																				523,144
VWAP [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)							$ 8
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering (in Shares)																				1,437,500		1,437,500
Price per share (in Dollars per share)									$ 0.02				$ 0.03	$ 0.03
Common stock adjusted price per share (in Dollars per share)																				$ 12.5		$ 12.5
Sponsor [Member] | PIPE [Member]
Description of Organization and Business Operations (Details) [Line Items]
Agreed to purchase (in Shares)																				240,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Post business combination, percentage																				50.00%		50.00%
Initial business combination									$ 20,000				$ 105,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share issued (in Shares)																	2,287,464
Additional extension payment								$ 11,559
Purchase price (in Dollars per share)						$ 10	$ 8										$ 10
Aggregate investment amount																	$ 22,874,640
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)																				$ 10		$ 10
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)																$ 10				$ 11.5		$ 11.5
Number of share issued (in Shares)																				656,499		656,499
Sale of warrants (in Shares)																				14,583,333
Price per share (in Dollars per share)																						$ 10
Common stock outstanding (in Shares)																				1,522,544		1,522,544
Price per share (in Dollars per share)																				$ 11		$ 10.76	$ 10.1
Common stock outstanding (in Shares)												9,147,981
Purchase price (in Dollars per share)																				$ 10		$ 10
Aggregate investment amount																				$ 6,564,990		$ 6,564,990
Trust account																				$ 21,467,825
Class A Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock outstanding (in Shares)																				26,649,519		26,649,519
Price per share (in Dollars per share)																				$ 10.16		$ 10.16
Converted share (in Shares)																			7,047,500			7,047,500
Class A Common Stock [Member] | Second Extension [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)																				$ 10.71
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)													7,047,500	7,047,500
Common stock outstanding (in Shares)												140,000
Class B Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)																			(7,047,500)			(7,047,500)
Forecast [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional extension payment	$ 11,559
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)															$ 10
Proceeds IPO																$ 250,000,000
Number of share issued (in Shares)															3,750,000
Purchase price (in Dollars per share)																						$ 10
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)																$ 10
IPO [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering (in Shares)																25,000,000				25,000,000		25,000,000
Proceeds IPO																$ 250,000,000
Purchase price (in Dollars per share)																				$ 10
Additional Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)															$ 10
Proceeds IPO															$ 37,500,000
Number of share issued (in Shares)															3,750,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)																				$ 1.5		$ 1.5
Sale of warrants (in Shares)															500,000					4,500,000		4,500,000
Proceeds from private placement																				$ 6,750,000		$ 6,750,000
Sponsor [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)												7,047,500
Sponsor [Member] | Class A Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)												7,047,500
Sponsor [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)												7,047,500
Sponsor [Member] | Class B Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)												7,047,500
Common Stock [Member] | Class A Common Stock [Member] | Second Extension [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)																						$ 10.71
Bolt Threads [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)																				$ 10		10
Purchase Price [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price (in Dollars per share)																				$ 10		$ 10